EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 18: EARNINGS PER SHARE

Basic net earnings per share (“EPS”) is computed by dividing net earnings by the weighted average number of outstanding common shares. Diluted net EPS is computed by dividing net earnings by the weighted average number of outstanding common shares and common share equivalents relating to stock options and other stock incentive plans.

Basic and diluted EPS were calculated as follows:

	For the Years Ended December 31,
	2023	2022	2021

	(in millions, except per share data)
Net income	$171.3	$170.4	$170.1
Weighted-average shares for basic EPS	83.3	83.3	83.3
Plus incremental shares from assumed conversions of long-term incentive plan shares	0.1	—	—
Weighted-average shares for diluted EPS	83.4	83.3	83.3
Basic earnings per share	2.06	2.05	2.04
Diluted earnings per share	$2.05	$2.05	$2.04

Basic and diluted EPS for the years ended December 31, 2022 and 2021 were calculated using the shares of common stock that were issued and outstanding as of the completion of the IPO. For the periods prior to the IPO, it is assumed that there were no dilutive equity instruments as there were no equity awards of Atmus outstanding prior to the IPO. Post IPO, there were no anti-dilutive shares.